UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10573

ALLIANCEBERNSTEIN NATIONAL MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein National Municipal Income Fund

Portfolio of Investments

July 31, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 158.6%
Long-Term Municipal Bonds - 158.6%
Alabama - 2.5%
Alabama Public School & College Authority
Series 2009A
5.00%, 5/01/29 (Pre-refunded/ETM)	$3,000	$3,208,590
County of Jefferson AL (County of Jefferson AL Sch Warrants)
Series 2004A
5.25%, 1/01/18-1/01/23	3,100	3,104,557
State of Alabama Docks Department
AGM Series 2017A
5.00%, 10/01/34	2,000	2,293,280
AGM Series 2017C
5.00%, 10/01/36	2,000	2,315,740

		10,922,167

Arizona - 1.1%
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.25%, 12/01/22-12/01/23	4,150	4,837,352

Arkansas - 0.5%
Pulaski County Public Facilities Board (Baptist Health)
Series 2014
5.00%, 12/01/42	2,000	2,211,400

California - 24.4%
Anaheim Public Financing Authority (City of Anaheim CA Lease)
Series 2014A
5.00%, 5/01/32-5/01/39	5,500	6,402,535
Bay Area Toll Authority
Series 2013S
5.00%, 4/01/32	5,720	6,587,667
California Econ Recovery
Series 2009A
5.25%, 7/01/21 (Pre-refunded/ETM)	4,860	5,260,610
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 7/01/37-11/21/45 (a)	7,000	7,491,690
City of Los Angeles Department of Airports (Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	5,700	6,141,807
County of San Bernardino CA COP
Series 2009A
5.25%, 8/01/26	1,455	1,559,440
Los Angeles Community College District/CA
Series 2008F-1
5.00%, 8/01/28 (Pre-refunded/ETM)	5,800	6,037,278
Los Angeles County Metropolitan Transportation Authority (Los Angeles County Metropolitan Transportation Authority Sales Tax)

	Principal Amount (000)	U.S. $ Value
Series 2013B
5.00%, 7/01/34	$1,770	$2,068,917
Los Angeles Department of Water & Power
Series 2013A
5.00%, 7/01/30 (Pre-refunded/ETM)	90	107,137
Los Angeles Department of Water & Power PWR
Series 2013A
5.00%, 7/01/30	6,165	7,208,919
Series 2013B
5.00%, 7/01/30	10,000	11,842,100
Los Angeles Department of Water & Power WTR
Series 2013B
5.00%, 7/01/32	3,840	4,518,989
San Bernardino County Transportation Authority
Series 2015-2
5.00%, 3/01/32-3/01/34 (b)	11,340	13,327,841
State of California
Series 2013
5.00%, 11/01/30	5,800	6,812,738
University of California
Series 2012G
5.00%, 5/15/31	7,000	8,088,080
Series 2013A
5.00%, 5/15/30-5/15/32	9,855	11,586,384

		105,042,132

Colorado - 2.0%
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2013B
5.25%, 11/15/31	6,680	7,933,970
Colorado Health Facilities Authority (Evangelical Lutheran Good Samaritan Obligated Group)
Series 2006
5.25%, 6/01/19-6/01/23	705	706,697

		8,640,667

Connecticut - 9.4%
State of Connecticut
Series 2013C
5.00%, 7/15/27	7,165	8,136,789
Series 2013E
5.00%, 8/15/29	4,800	5,402,304
Series 2015F
5.00%, 11/15/32	5,000	5,603,750
State of Connecticut Special Tax Revenue
Series 2011A
5.00%, 12/01/28	5,000	5,649,800
Series 2012
5.00%, 1/01/29	13,855	15,605,025

		40,397,668

District of Columbia - 1.6%
District of Columbia

	Principal Amount (000)	U.S. $ Value
Series 2013A
5.00%, 6/01/29	$5,000	$5,914,750
Metropolitan Washington Airports Authority
Series 2016A
5.00%, 10/01/35	1,000	1,159,990

		7,074,740

Florida - 9.6%
Alachua County Health Facilities Authority (Shands Teaching Hospital and Clinics Obligated Group)
Series 2014A
5.00%, 12/01/44	4,560	5,038,846
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group)
Series 2014
5.00%, 4/01/33	1,000	1,117,090
City of Orlando FL
Series 2014A
5.00%, 11/01/44 (Pre-refunded/ETM)	7,720	9,419,172
5.25%, 11/01/33 (Pre-refunded/ETM)	5,620	6,946,601
County of Miami-Dade FL Aviation Revenue
Series 2014A
5.00%, 10/01/33	1,000	1,136,960
Florida Ports Financing Commission
Series 2011A
5.00%, 10/01/25-10/01/27	4,205	4,794,748
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group)
Series 2015
5.00%, 6/01/35	2,655	2,927,403
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.)
Series 2014
5.00%, 11/15/39	9,250	10,066,497

		41,447,317

Georgia - 1.3%
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport)
Series 2014B
5.00%, 1/01/31-1/01/32	4,675	5,410,446

Hawaii - 2.8%
State of Hawaii
Series 2015E
4.00%, 10/01/34-10/01/35	3,500	3,762,830
State of Hawaii Airports System Revenue
Series 2010A
5.00%, 7/01/34	5,000	5,510,150
Series 2015A
5.00%, 7/01/45	2,500	2,810,400

		12,083,380

Illinois - 9.7%
Chicago O'Hare International Airport
Series 2016B

	Principal Amount (000)	U.S. $ Value
5.00%, 1/01/41	$8,000	$9,111,280
Series 2016C
5.00%, 1/01/38	2,350	2,695,168
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/31	1,250	1,251,862
Illinois Finance Authority (OSF Healthcare System Obligated Group)
Series 2015A
5.00%, 11/15/45	4,500	4,900,455
Illinois State Toll Highway Authority
Series 2015B
5.00%, 1/01/33-1/01/40	8,800	10,008,204
State of Illinois
Series 2012
5.00%, 3/01/31	1,000	1,035,500
Series 2014
5.00%, 4/01/30-2/01/39	12,070	12,558,709

		41,561,178

Indiana - 1.0%
Indiana Finance Authority (I-69 Development Partners LLC)
Series 2014
5.00%, 9/01/46 (c)	250	255,973
5.25%, 9/01/34-9/01/40 (c)	2,700	2,832,270
Indiana Finance Authority (WVB East End Partners LLC)
Series 2013A
5.00%, 7/01/44	1,250	1,345,837

		4,434,080

Kentucky - 2.3%
Kentucky Economic Development Finance Authority (Next Generation Kentucky Information Highway)
Series 2015A
4.25%, 7/01/35	1,000	1,027,850
Kentucky Municipal Power Agency
NATL Series 2015A
5.00%, 9/01/30	2,500	2,844,725
Kentucky Turnpike Authority
Series 2013A
5.00%, 7/01/29	5,000	5,829,200

		9,701,775

Louisiana - 1.8%
City of New Orleans LA
AGC Series 2007A
5.00%, 12/01/22 (Pre-refunded/ETM)	5,875	5,954,548
Louisiana Agricultural Finance Authority (Louisiana Agricultural Finance Authority State Lease)
Series 2007
5.25%, 9/15/17	1,200	1,204,224

	Principal Amount (000)	U.S. $ Value
Louisiana Local Government Environmental Facilities & Community Development Auth
Series 2009A
5.00%, 4/01/26 (Pre-refunded/ETM)	$535	$570,529

		7,729,301

Maryland - 1.7%
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group)
Series 2015
5.00%, 7/01/45	6,725	7,329,308

Massachusetts - 4.1%
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax)
Series 2011B
5.00%, 10/15/32	13,000	14,845,090
Series 2012B
5.00%, 8/15/30	2,480	2,896,665

		17,741,755

Michigan - 8.7%
Detroit City School District
Series 2012A
5.00%, 5/01/26-5/01/27	6,045	6,735,294
Michigan Finance Authority (Great Lakes Water Authority Water Supply System)
AGM Series 2014D-1
5.00%, 7/01/35	1,250	1,411,625
Michigan Finance Authority (Henry Ford Health System Obligated Group)
Series 2016
4.00%, 11/15/36	2,815	2,878,478
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/34	2,250	2,438,280
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group)
Series 2013
8.50%, 12/01/30 (a)	3,650	4,045,186
Plymouth Educational Center Charter School
Series 2005
5.125%, 11/01/23 (d)	2,140	1,940,295
Wayne State University
Series 2009A
5.00%, 11/15/29 (Pre-refunded/ETM)	7,840	8,534,938
5.00%, 11/15/29	8,660	9,307,248

		37,291,344

Minnesota - 0.7%
City of Minneapolis MN (Fairview Health Services Obligated Group)
Series 2015A

	Principal Amount (000)	U.S. $ Value
5.00%, 11/15/33	$2,700	$3,095,469

Missouri - 0.5%
City of Kansas City MO
Series 2008C
5.00%, 4/01/28 (Pre-refunded/ETM)	2,000	2,054,180

New Jersey - 9.4%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2014P
5.00%, 6/15/31	2,500	2,592,425
Series 2016B
5.50%, 6/15/30	5,000	5,490,700
New Jersey Economic Development Authority (NYNJ Link Borrower LLC)
Series 2013
5.125%, 1/01/34	1,000	1,106,480
New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group)
Series 2014
5.00%, 7/01/44	6,450	7,089,001
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/29	4,750	5,123,493
New Jersey Turnpike Authority
Series 2012B
5.00%, 1/01/29	6,500	7,459,335
Series 2013A
5.00%, 1/01/31	5,000	5,700,750
Series 2016A
5.00%, 1/01/34	5,000	5,802,900

		40,365,084

New York - 26.5%
City of New York NY
Series 2012B
5.00%, 8/01/30	5,070	5,862,593
Series 2012I
5.00%, 8/01/28	8,780	10,193,668
Hudson Yards Infrastructure Corp.
Series 2017A
5.00%, 2/15/34	4,000	4,746,520
Metropolitan Transportation Authority
Series 2012D
5.00%, 11/15/29	4,000	4,668,600
Series 2012F
5.00%, 11/15/27	1,575	1,846,971
Series 2013A
5.00%, 11/15/29	1,830	2,134,896
Series 2014B
5.25%, 11/15/34	4,000	4,709,560
Series 2014C
5.00%, 11/15/32	1,000	1,166,940

	Principal Amount (000)	U.S. $ Value
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax)
Series 2016A
5.25%, 11/15/35 (b)	$14,260	$17,292,959
New York City Municipal Water Finance Authority
Series 2011HH
5.00%, 6/15/26	5,000	5,701,450
Series 2013D
5.00%, 6/15/34	3,600	4,216,716
New York City NY Transitional
Series 2007B
5.00%, 8/01/34-8/01/37 (b)	10,000	11,722,420
New York State Dormitory Authority
Series 2012D
5.00%, 2/15/29 (Pre-refunded/ETM)	1,135	1,314,410
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2012B
5.00%, 3/15/32	7,600	8,708,916
Series 2012D
5.00%, 2/15/29	6,865	7,907,656
Port Authority of New York & New Jersey
Series 2013-178
5.00%, 12/01/32	4,400	5,098,544
Series 2014-186
5.00%, 10/15/44	8,000	9,045,440
Ulster County Industrial Development Agency (Kingston Regional Senior Living Corp.)
Series 2007A
6.00%, 9/15/27	1,775	1,777,503
Utility Debt Securitization Authority
Series 2013T
5.00%, 12/15/30	5,000	5,964,950

		114,080,712

North Carolina - 2.3%
County of Iredell NC COP
AGM Series 2008
5.25%, 6/01/22 (Pre-refunded/ETM)	1,080	1,118,642
North Carolina Medical Care Commission (Vidant Health Obligated Group)
Series 2015
5.00%, 6/01/45	4,445	4,962,354
University of North Carolina at Greensboro
Series 2014
5.00%, 4/01/33	3,145	3,587,281

		9,668,277

Ohio - 0.5%
City of Chillicothe OH (Adena Health System Obligated Group)
Series 2017
5.00%, 12/01/37	1,800	2,038,914
Columbiana County Port Authority (Apex Environmental LLC)
Series 2004
7.125%, 8/01/25 (c)(e)	1,840	42,320

	Principal Amount (000)	U.S. $ Value
Series 2014
10.635%, 8/01/25 (c)(e)	$248	$5,697

		2,086,931

Oklahoma - 0.4%
Tulsa Airports Improvement Trust
BAM Series 2015A
5.00%, 6/01/45	1,700	1,862,248

Oregon - 1.3%
Oregon State Lottery
Series 2011A
5.25%, 4/01/25 (Pre-refunded/ETM)	4,305	4,935,941
5.25%, 4/01/25	695	793,099

		5,729,040

Pennsylvania - 10.3%
Allegheny County Industrial Development Authority (Residential Resources, Inc./PA)
Series 2006
5.00%, 9/01/21	500	501,055
Butler County Hospital Authority (Butler Health System Obligated Group)
Series 2015
5.00%, 7/01/35-7/01/39	3,510	3,821,320
City of Philadelphia PA
AGM Series 2017A
5.00%, 8/01/34 (f)	5,000	5,737,000
Montgomery County Industrial Development Authority/PA
Series 2010
5.25%, 8/01/33 (Pre-refunded/ETM)	3,480	3,904,247
Montour School District
AGM Series 2015B
5.00%, 4/01/34-4/01/35	6,520	7,460,364
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 12/31/34-6/30/42	9,270	10,267,534
Pennsylvania Turnpike Commission
Series 2014A
5.00%, 12/01/31-12/01/33	6,355	7,265,317
Philadelphia Authority for Industrial Development (LLPCS Foundation)
Series 2005A
5.25%, 7/01/24 (c)(e)(g)	1,150	11,500
School District of Philadelphia (The)
Series 2016F
5.00%, 9/01/35	5,000	5,529,650

		44,497,987

South Carolina - 1.3%
South Carolina Ports Authority
Series 2015

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/45	$5,000	$5,580,100

Tennessee - 1.9%
Chattanooga-Hamilton County Hospital Authority (Erlanger Medical Center)
Series 2014
5.00%, 10/01/44	7,500	8,112,975

Texas - 15.1%
Alvin Independent School District/TX
Series 2009B
5.00%, 2/15/28 (Pre-refunded/ETM)	960	1,019,798
Arlington Higher Education Finance Corp. (Lifeschool of Dallas)
Series 2014A
5.00%, 8/15/39	4,805	5,465,736
Arlington Higher Education Finance Corp. (Uplift Education)
Series 2016A
5.00%, 12/01/36	1,740	1,907,823
Austin Community College District Public Facility Corp.
Series 2015
5.00%, 8/01/33	5,000	5,794,650
Bexar County Health Facilities Development Corp. (Army Retirement Residence Obligated Group)
Series 2007
5.00%, 7/01/27	305	305,342
Central Texas Regional Mobility Authority
Series 2016
5.00%, 1/01/40	3,500	3,964,030
City of Austin TX Water & Wastewater System Revenue
Series 2013A
5.00%, 11/15/28-11/15/29	8,075	9,418,379
City of Houston TX Combined Utility System Revenue
Series 2011D
5.00%, 11/15/26 (Pre-refunded/ETM)	6,000	6,949,020
Dallas Independent School District
Series 2008
6.00%, 2/15/28 (Pre-refunded/ETM)	2,500	2,567,400
Fort Bend Independent School District
Series 2009
5.00%, 2/15/27	7,560	8,144,842
Love Field Airport Modernization Corp.
Series 2015
5.00%, 11/01/31	1,000	1,155,350
North Texas Tollway Authority
Series 2015B
5.00%, 1/01/40	5,000	5,620,800
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	1,720	1,922,857
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC)

	Principal Amount (000)	U.S. $ Value
Series 2013
6.75%, 6/30/43	$3,000	$3,423,750
University of Texas System (The)
Series 2009A
5.25%, 8/15/22 (Pre-refunded/ETM)	6,825	7,132,534

		64,792,311

Utah - 1.2%
Salt Lake City Corp. Airport Revenue
Series 2017A
5.00%, 7/01/47	4,500	5,150,295

Washington - 2.5%
FYI Properties (FYI Properties WA State Lease)
Series 2009
5.00%, 6/01/27	3,885	4,150,307
5.125%, 6/01/28	5,200	5,564,884
Port of Seattle WA
Series 2015A
5.00%, 4/01/40	1,000	1,144,610

		10,859,801

Wisconsin - 0.2%
State of Wisconsin
Series 2003-3
5.00%, 11/01/26	725	727,465

Total Municipal Obligations (cost $638,177,975)		682,518,885

SHORT-TERM INVESTMENTS - 1.5%
Investment Companies - 1.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.86% (h)(i) (cost $6,340,059)	6,340,059	6,340,059

Total Investments - 160.1% (cost $644,518,034) (j)		688,858,944
Other assets less liabilities - (38.7)%		(166,488,165)
Preferred Shares at liquidation value - (21.4)%		(92,125,000)

Net Assets Applicable to Common Shareholders - 100.0% (k)		$430,245,779

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	$84,000	9/01/17	0.638%	SIFMA	*	$38,153

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the aggregate market value of these securities amounted to $11,536,876 or 2.7% of net assets.
(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(c)	Illiquid security.
(d)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Plymouth Educational Center Charter School Series 2005
5.125%, 11/01/23	11/30/05	$2,126,974	$1,940,295	0.45%

(e)	Non-income producing security.
(f)	When-Issued or delayed delivery security.
(g)	Defaulted.
(h)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(i)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(j)	As of July 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $45,493,926 and gross unrealized depreciation of investments was $(1,153,016), resulting in net unrealized appreciation of $44,340,910.
(k)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

As of July 31, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.5% and 1.0%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
BAM	-	Build American Mutual
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
OSF	-	Order of St. Francis

AllianceBernstein National Municipal Income Fund

July 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2017:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$657,840,006		$24,678,879		$682,518,885
Short-Term Investments		6,340,059		– 0	–	– 0	–	6,340,059

Total Investments in Securities		6,340,059		657,840,006		24,678,879		688,858,944
Other Financial Instruments (a):
Assets:
Interest Rate Swaps		– 0	–	38,153		– 0	–	38,153
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total (b)		$6,340,059		$657,878,159		$24,678,879		$688,897,097

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds	Total
Balance as of 10/31/16	$28,275,588	$28,275,588
Accrued discounts/(premiums)	(68,323)	(68,323)
Realized gain (loss)	27,928	27,928

	Long-Term Municipal Bonds		Total
Change in unrealized appreciation/depreciation	(346,629)		(346,629)
Purchases	– 0	–	– 0	–
Sales	(3,209,685)		(3,209,685)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 7/31/17	$24,678,879		$24,678,879

Net change in unrealized appreciation/depreciation from investments held as of 7/31/17	$(289,173)		$(289,173)

As of July 31, 2017, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc.—Government Money Market Portfolio for the nine months ended July 31, 2017 is as follows:

Market Value 10/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/17 (000)	Dividend Income (000)
$5,721	$42,382	$41,763	$6,340	$12

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein National Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 22, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 22, 2017